UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of principal executive offices) (Zip code)

Laurence K. Russian

ABS Investment Management LLC

537 Steamboat Road

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

ABS Long/Short Strategies Fund

Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through such an institution. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling (877) 499-9990 if you hold your shares directly with the Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive paper copies of all future reports free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 499-9990 if you hold your shares directly with the Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

ABS Long/Short Strategies Fund

TABLE OF CONTENTS
April 30, 2019

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2
Summary of Investments	4
Statement of Assets, Liabilities and Shareholders’ Capital	5
Statement of Operations	6
Statements of Changes in Shareholders’ Capital	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to the Financial Statements	10
Fund Management (Unaudited)	16
Other Information (Unaudited)	17

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

ABS Long/Short Strategies Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of
ABS Long/Short Strategies Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and shareholders’ capital, including the schedule of investments, of ABS Long/Short Strategies Fund (the Fund) as of April 30, 2019, the related statements of operations and cash flows for the year then ended, the statements of changes in shareholders’ capital for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three years in the period then ended and the period from January 4, 2016 (commencement of operations) to April 30, 2016 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations and its cash flows for the year then ended, the changes in its shareholders’ capital for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from January 4, 2016 (commencement of operations) to April 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of April 30, 2019, by correspondence with the custodians and underlying fund advisors. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of ABS Long/Short Strategies Fund since 2015.

Boston, Massachusetts
June 27, 2019

ABS Long/Short Strategies Fund

Schedule of Investments
As of April 30, 2019

	Original Acquisition Date		Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*a — 94.4%
ASIAN EQUITY LONG/SHORT — 6.7%
Kylin Offshore Fund Ltd.	2/1/2012	[b]	$77,570	$99,185	Quarterly	60 Days
OPAD Ltd. - Class B	8/1/2017		5,000,000	4,321,574	Quarterly	40 Days
Pleiad Asia Offshore Feeder Fund	10/1/2014	[b]	7,422,570	7,461,110	Quarterly	60 Days	[c,d]
			12,500,140	11,881,869
CHINA EQUITY LONG/SHORT — 2.2%
IvyRock China Focus Feeder Fund - Class C	4/1/2019		4,000,000	3,968,720	Monthly	30 Days	[e]

COMMODITY RELATED EQUITY — 3.6%
Lansdowne Energy Dynamics Fund Limited Class D	4/1/2018		6,500,000	6,522,945	Monthly	90 Days	[c]

EUROPEAN EQUITY LONG/SHORT — 11.2%
Boldhaven Fund - Class 1A	7/1/2018		5,000,000	5,130,746	Quarterly	60 Days
Engadine Equity Fund - Institutional E	7/1/2017		6,800,000	6,137,276	Quarterly	45 Days
Pelham Long/Short Fund Ltd. Class A Sub Class 1	1/1/2015	[b]	2,649,470	2,673,026	Monthly	90 Days	[c]
Rye Bay European Fund Ltd. - Class A	7/1/2017		6,800,000	6,170,488	Quarterly	65 Days
			21,249,470	20,111,536
FINANCIAL EQUITY LONG/SHORT — 6.2%
Boathouse Row Offshore Ltd.	4/1/2017		7,000,000	7,037,004	Quarterly	60 Days
Azora Offshore Fund, Ltd.	5/1/2018		4,000,000	4,147,164	Quarterly	45 Days
			11,000,000	11,184,168
GLOBAL EQUITY LONG/SHORT — 18.0%
Lansdowne Developed Markets Fund, LP Class B	7/1/2018		4,500,000	4,220,545	Monthly	90 Days	[c]
Lansdowne Developed Markets Fund Limited Class B	9/1/2013	[b]	2,066,400	2,113,609	Monthly	90 Days	[c]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016		3,033,380	3,196,654	Quarterly	45 Days
Saya Offshore Fund Ltd. - Class B	8/1/2017		5,000,000	4,949,684	Quarterly	45 Days
Suvretta Partners, L.P. - Class A	1/1/2016		5,291,611	5,645,919	Quarterly	45 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016		9,850,000	12,218,796	Quarterly	60 Days	[d]
			29,741,391	32,345,207
HEALTH CARE EQUITY LONG/SHORT — 5.1%
Camber Capital Fund L.P.	1/1/2016		8,029,434	9,187,589	Quarterly	90 Days	[c]

JAPAN EQUITY LONG/SHORT — 2.0%
APS Japan Alpha Fund - Class H	7/1/2018		4,000,000	3,650,111	Daily	1 Day

LATIN AMERICA — 3.3%
Sagil Latin American Opportunities Fund - Class B	4/1/2017		5,250,000	6,000,950	Monthly	90 Days

REAL ESTATE LONG/SHORT — 5.2%
Long Pond Offshore, Ltd.	6/1/2011	[b]	8,116,101	9,420,504	Quarterly	60 Days	[d]

TMT EQUITY LONG/SHORT — 14.3%
Seligman Tech Spectrum Fund L.L.C.	1/1/2016		7,724,984	10,146,153	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017		6,000,000	8,232,970	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018		6,200,000	7,240,093	Quarterly	45 Days	[f,g]
			19,924,984	25,619,216

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2019

	Original Acquisition Date		Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT — 16.6%
Altimeter Offshore Ltd. — Class A1	11/1/2013	[b]	$4,314,660	$6,174,543	Semi-Annually	60 Days
Artisan Thematic Offshore Fund Ltd. - Founders Class	1/1/2019		4,500,000	4,877,898	Quarterly	45 Days
Callodine Capital Fund, LP	2/1/2019		4,000,000	4,057,635	Quarterly	45 Days
Lakewood Capital Offshore Fund, Ltd. - Class A Sub-Class 1	4/1/2011	[b]	4,367,234	5,303,269	Quarterly	60 Days
Mountaineer Offshore Fund, Ltd. - Class LV	3/1/2018		4,500,000	4,233,056	Quarterly	40 Days
StackLine Partners Offshore Fund, Ltd. - Class F	5/1/2018		5,000,000	4,945,038	Quarterly	60 Days	[d]
			26,681,894	29,591,439
TOTAL INVESTMENTS IN PORTFOLIO FUNDS — 94.4%			156,993,414	169,484,254

TOTAL INVESTMENTS — 94.4%			156,993,414	169,484,254
Other Assets in Excess of Liabilities — 5.6%				10,053,049
SHAREHOLDERS’ CAPITAL — 100.0%				$179,537,303

*	All Portfolio Funds are non-income producing securities.

[a]

Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of April 30, 2019 was $156,993,414 and $169,484,254 respectively.

[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).

[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.

[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.

[f]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.

[g]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Summary of Investments
As of April 30, 2019

Security Type/Country of Domicile	Percent of Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	67.1%
United States	20.4%
British Virgin Islands	3.4%
Ireland	2.0%
Bermuda	1.5%
Total Investments in Portfolio Funds	94.4%
Total Investments	94.4%
Other Assets in Excess of Liabilities	5.6%
Shareholders’ Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Assets, Liabilities and Shareholders’ Capital
As of April 30, 2019

Assets:
Investments in Portfolio Funds, at fair value (cost $156,993,414)	$169,484,254
Cash	6,425,720
Portfolio Funds purchased in advance	4,700,000
Receivable for investments sold	84,599
Total assets	180,694,573

Liabilities:
Proceeds from sale of shares received in advance	850,000
Capital withdrawals payable	48,544
Management fees payable	126,564
Professional fees payable	74,883
Accounting and administration fees payable	43,350
Directors’ fees payable	3,333
Accrued other expenses	10,596
Total liabilities	1,157,270

Shareholders’ Capital	$179,537,303

Components of Shareholders’ Capital:
Paid-in capital	$170,573,189
Total distributable earnings[1]	8,964,114
Shareholders’ Capital	$179,537,303

Shareholders’ Capital:
Founders’ Shares:
Shareholders’ Capital applicable to shares outstanding	$179,537,303
Shares of beneficial interest issued and outstanding	1,726,901
Net asset value, offering price and redemption proceeds per share	$103.97

[1]

Effective April 30, 2019, the Fund has adopted certain disclosure requirements in Regulation S-X, which require the presentation of total, rather than the components, of distributable earning on the Statement of Assets, Liabilities and Shareholders’ Capital and Statements of Changes in Shareholders’ Capital.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Operations
For the Year Ended April 30, 2019

Investment Income:
Interest	$7,327
Total investment income	7,327

Expenses:
Management fees	1,523,154
Accounting and administration fees	226,968
Professional fees	68,000
Other expenses	41,900
Transfer agent fees and expenses	26,553
Registration fees	18,189
Directors’ fees	10,000
Custodian fees	1,823
Total expenses	1,916,587
Management fees waived	(242,399)
Net expenses	1,674,188
Net investment loss	(1,666,861)

Net Realized and Unrealized Gain:
Net realized gain on investments	2,290,388
Net change in unrealized appreciation on investments	1,361,727
Net realized and unrealized gain	3,652,115

Net Increase in Shareholders’ Capital from Operations	$1,985,254

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statements of Changes in Shareholders’ Capital

	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(1,666,861)	$(828,004)
Net realized gain on investments	2,290,388	3,358,883
Net change in unrealized appreciation on investments	1,361,727	2,136,453
Net increase in Shareholders’ Capital from operations	1,985,254	4,667,332

Distributions to Shareholders:
Distributions:[1]
Founders’ shares	(4,429,975)	(2,065,189)
Total distributions to shareholders	(4,429,975)	(2,065,189)

Capital Transactions:
Proceeds from sale of shares:
Founders’ shares	101,146,387	56,623,417
Reinvestment of distributions:
Founders’ shares	4,429,975	2,065,189
Payments for shares repurchased:
Founders’ shares	(3,034,106)	(48,153,545)
Net increase in Shareholders’ Capital from capital transactions	102,542,256	10,535,061

Total increase in Shareholders’ Capital	100,097,535	13,137,204

Shareholders’ Capital:
Beginning of period	79,439,768	66,302,564
End of period[2]	$179,537,303	$79,439,768

Capital Share Transactions:
Shares sold:
Founders’ shares	954,218	547,515
Shares reinvested:
Founders’ shares	46,132	19,713
Shares repurchased:
Founders’ shares	(29,492)	(465,473)
Net increase in capital share transactions	970,858	101,755

[1]

Regulation S-X eliminated the requirement to disclose components of distributions paid to shareholders in 2018. The presentation of the distributions in prior year has been presented to conform to the current year presentation. In the prior year, total distributions to shareholders were from net realized gains.

[2]

In addition, the disclosure of accumulated net investment income or loss has been removed. End of year net assets includes accumulated undistributed net investment loss of $1,015,416 for the year ended April 30, 2018.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Cash Flows
For the Year Ended April 30, 2019

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$1,985,254
Adjustments to reconcile net increase in Shareholder’s Capital from operations to net cash used in operating activities:
Purchases of long-term investments	(119,700,000)
Proceeds from investments sold	27,423,715
Net realized gain on investments	(2,290,388)
Net change in unrealized appreciation on investments	(1,361,727)
Changes in operating assets and liabilities:
Decrease in Portfolio Funds purchased in advance	300,000
Decrease in receivable for investments sold	53,259
Increase in proceeds from sale of shares received in advance	750,000
Decrease in capital withdrawals payable	(2,350,004)
Increase in management fees payable	784
Increase in professional fees payable	28,584
Increase in accounting and administration fees payable	23,066
Increase in accrued other expenses payable	2,807
Net cash used in operating activities	(95,134,650)

Cash flows from financing activities
Proceeds from sale of shares	101,146,387
Payments for shares repurchased	(3,034,106)
Net cash provided by financing activities	98,112,281

Net increase in cash	2,977,631

Cash:
Beginning of year	3,448,089
End of year	$6,425,720

Non cash financing activities not included herein consist of $4,429,975 of reinvested dividends.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Financial Highlights
Founders’ Shares

Per share operating performance.
For a capital share outstanding throughout each year or period.

	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017**	For the Period January 4, 2016* through April 30, 2016
Net asset value, beginning of period	$105.0730	$101.3354	$93.8163	$100.0000
Net Increase (Decrease) in Shareholders’ Capital from Operations
Net investment loss	(0.2101)	(0.9702)	(1.0177)	(0.3095)
Net realized and unrealized gain (loss) on investments	1.8328	7.6547	8.5368	(5.8742)
Net Increase (Decrease) in Shareholders’ Capital from Operations	1.6227	6.6845	7.5191	(6.1837)

Less Distributions:
From net realized gains	(2.7307)	(2.9469)	—	—
Total distributions	(2.7307)	(2.9469)	—	—

Net asset value, end of period	$103.9650	$105.0730	$101.3354	$93.8163

Total Return(1)	1.76%	6.61%	8.01%	(6.18	)%(2)

Ratios and Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$179,537	$79,440	$66,303	$56,928

Net investment loss to average Shareholders’ Capital	(1.10)%	(1.10)%	(1.10)%	(1.10	)%(3)
Ratio of gross expenses to average Shareholders’ Capital(4)	1.24%	1.48%	1.63%	2.33	%(3)
Ratio of expense waiver to average Shareholders’ Capital	(0.14)%	(0.38)%	(0.53)%	(1.23	)%(3)
Ratio of net expenses to average Shareholders’ Capital	1.10%	1.10%	1.10%	1.10	%(3)
Portfolio Turnover	20%	30%	14%	0	%(2)

*	Commencement of operations.

**

The financial highlights presented for the Founders’ Shares for the year ended April 30, 2017 includes operating results and net assets of the Institutional Shares, which were converted into Founders Shares on April 1, 2017.

(1)	Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share, if any.

(2)	Not annualized.

(3)	Annualized.

(4)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Notes to the Financial Statements
April 30, 2019

1. ORGANIZATION

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets’ risk and volatility.

The Fund commenced operations on January 4, 2016. The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”) on January 4, 2016, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Founders’ Shares (“Founders’ Shares”) of the Fund. This exchange was nontaxable, whereby the Fund issued 447,524 shares for the net assets of the Predecessor Fund on January 4, 2016. Total assets with a fair market value of $44,752,356 including securities of the Predecessor Fund with a fair value of $40,243,919 (identified cost of investments transferred $33,647,656) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund’s registration statement permits it to offer three classes of shares known as the Founders’ Shares, Institutional Shares (“Institutional Shares”) and A Shares (“A Shares”). The Fund commenced investment operations on January 4, 2016 with the Founders’ Shares. The Institutional Shares commenced operations on July 1, 2016. On April 1, 2017, the Fund converted all of the shareholders of the Institutional Shares into the Founders’ Shares. As of April 30, 2019, no shareholder had purchased Institutional Shares and the A Shares had not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

a. Fair Value of Financial Instruments

The Board of Trustees (“Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, may be considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2019

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Adviser or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to certain share classes.

d. Income Tax Information & Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2016-2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including net investment loss. These reclassifications have no effect on shareholders’ capital or net asset value per share. For the tax period ended September 30, 2018, the following amounts were reclassified:

Paid-in capital	$(165)
Total distributable earnings	165

As of April 30, 2019, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$13,951,244
Gross unrealized depreciation	(3,647,798)
Net unrealized appreciation	$10,303,446
Cost of investments	$159,180,808

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2019

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in partnerships and passive foreign investment companies (“PFICs”).

The tax basis of distributable earnings as of September 30, 2018, the Fund’s last tax year, with unrealized appreciation on investments adjusted for activity through the Fund’s fiscal year ended April 30, 2019, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$—
Undistributed long-term capital gains	3,906,985
Tax accumulated earnings	3,906,985
Accumulated capital and other losses	$(624,068)
Unrealized appreciation on investments	10,303,446
Total accumulated earnings (deficit)	$13,586,363

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary Income	$—	$—
Long-term Capital Gains	2,065,189	—
Total Distributions	$2,065,189	$—

As of September 30, 2018, the Fund had $624,068 of qualified late-year ordinary losses which are deferred until fiscal year 2019 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

e. Cash

Cash includes interest bearing non-restricted cash with one financial institution.

f. New Accounting Pronouncements

On October 17, 2018 the Securities and Exchange Commission (“SEC”) adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets, Liabilities and Shareholders’ Capital and also require presentation of total, rather than the components, of distributions to shareholders, if any, on the Statements of Changes in Shareholders’ Capital. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income or loss on the Statements of Changes in Shareholders’ Capital. These Regulation S-X amendments are reflected in the Fund’s financial statements for the year ended April 30, 2019. The distributions to shareholders in the April 30, 2018 Statements of Changes in Shareholders’ Capital presented herein have been reclassified to conform to the current year presentation.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2019

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments), acquired fund fees and expenses, dividend expenses on short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The expense limitation agreement, however, provides for the Adviser’s recoupment of expenses reimbursed and/or fees waived by the Adviser, for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The expense limitation agreement will continue until August 30, 2019 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the expense limitation agreement prior to August 30, 2019. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

For the year ended April 30, 2019, the Adviser waived management fees totaling $242,399. At April 30, 2019, the amount of these potentially recoverable expenses was $853,698 (see below). The Adviser may recapture all or a portion of the following amounts no later than April 30 of the years stated below:

2020	$326,442
2021	284,857
2022	242,399
Total	$853,698

Foreside Fund Services, LLC acts as the Fund’s principal underwriter.

4. RELATED PARTY TRANSACTIONS

At April 30, 2019, Shareholders who are affiliated with the Adviser owned less than 1% of Shareholders’ Capital of the Fund.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2019, Operating Engineers Local 324 Pension Fund had ownership in the Fund in the amount of 29.17%. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund.

6. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2019

7. REPURCHASES OF SHARES

Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

8. DIVIDEND REINVESTMENT PLAN

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares of the same class unless they elect in writing to receive distributions in cash in their subscription agreement with the Fund. UMB Fund Services, Inc. (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Shares equal to the amount of the distribution on that Participant’s Shares divided by the immediate post-distribution NAV per Share of the Shares of that class.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Shares are held in street or other nominee name, then to the nominee) by UMB Fund Services, Inc. as dividend paying agent. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and Shares. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 (ten) days after the date on which the election is received. A shareholder whose Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

9. INVESTMENT TRANSACTIONS

For the year ended April 30, 2019, the purchase and sale of investments, excluding short-term investments, were $119,700,000 and $27,423,715, respectively.

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Portfolio Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective.

Portfolio Funds purchased in advance of $4,700,000, represented on the Statement of Assets, Liabilities and Shareholders’ Capital, are amounts paid for Portfolio Funds but the subscription is not yet effective. The Fund has not yet taken possession of shares or has interest evidencing legal ownership of the Portfolio Funds.

10. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2019

11. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events to report.

ABS Long/Short Strategies Fund

Fund Management (Unaudited)

The identity of the Board of Trustees and brief biographical information as of April 30, 2019 is set forth below. The Fund’s Statement of Additional Information includes additional information about the Board of Trustees and is available, without charge, by calling 1-877-499-9990.

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee:
Laurence K. Russian 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1970	Trustee; Chief Executive Officer; President	Since 2015	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.	1	None
Independent Trustees:
Bruce Beaty 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1958	Trustee Member, Audit, Nominating, Qualified Legal Compliance and Valuation Committee	Since 2015	President and Chief Executive Officer, Blue Ridge Real Estate Company and Big Boulder Corporation (real estate development and hospitality operations) since August 2011, Chairman of the Board of Directors since 2014 and a Director of each of the companies since 2006.	1	2
Richard Latto 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1963	Trustee Member, Audit, Nominating, Qualified Legal Compliance and Valuation Committee	Since 2015	Managing Member, Spray Rock Capital (investment firm) since 2016, Portfolio Manager, Taylor Woods Capital (investment firm) 2015-2016; Managing Director, Longroad Asset Management (asset management firm) from 2001-2015.	1	None
Principal Officers who are Not Trustees
David J. Finn 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1973	Treasurer and Principal Financial Officer; Secretary	Since 2015	Chief Financial Officer and Chief Compliance Officer, ABS Investment Management LLC since 2003.	N/A	N/A
Ishpreet Chadha 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1986	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2017	Counsel, ABS Investment Management LLC since 2013.	N/A	N/A

ABS Long/Short Strategies Fund

Other Information (Unaudited)
April 30, 2019

Dividend Reinvestment Plan

Questions concerning the DRIP should be directed to the Agent at 235 West Galena Street, Milwaukee, Wisconsin 53212 or (877) 499-9990.

Tax Information

For the year ended April 30, 2019, the Fund designates $2,065,189 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-499-9990 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f)(3) A copy of such code of ethics is available without charge, upon request, by calling the Fund at (414) 299-2000. Also, a copy of the code of ethics is attached as an exhibit to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Bruce Beaty is qualified to serve as the audit committee financial expert serving on its audit committee and that Mr. Beaty is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $44,425* for 2018 and $44,775 for 2019.

*	Amount was updated to reflect actual billing for fiscal year 2018.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2018 and $0 for 2019. The fees listed in Item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,100 for 2018* and $7,500** for 2019.

*	Amount was updated to reflect actual billing for fiscal year 2018.
**	At the time of this filing, this was an estimated amount for the Fund’s tax year ended September 30, 2019.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2018 and $0 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

100% of these fees were approved by the Trust’s Audit Committee as required pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant in each of the last two fiscal years for the registrant was $32,000 for 2018 and $32,000 for 2019.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Proxy Voting Policies and Procedures

I.	INTRODUCTION

ABS Long/Short Strategies Fund (the “Fund”) is the beneficial owner of its portfolio securities. Accordingly, the Fund’s Board of Trustees (the “Board”), acting on behalf of the Fund, has the right and the fiduciary obligation to vote proxies relating to the Fund’s portfolio securities in a manner consistent with the best interests of the Fund and its shareholders. Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Fund (these “Policies and Procedures”).

II.	POLICY

A.	DELEGATION TO THE INVESTMENT ADVISER.

1. The policy of the Fund is to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to the Fund’s investment adviser (the “Adviser”) as a part of the Adviser’s general management of the Fund, subject to the Board’s continuing oversight.

2. The policy of the Fund is also to adopt the policies and procedures used by the Adviser to vote proxies relating to portfolio securities held by its clients, including the Fund (the “Adviser’s Policies and Procedures”).

3. The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

4. The Adviser shall be responsible for coordinating the delivery of proxies by the Fund’s custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.

III.	FIDUCIARY DUTY

The Adviser is a fiduciary to the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

IV.	PROXY VOTING PROCEDURES

A. ANNUAL PRESENTATION OF PROXY VOTING POLICIES TO THE BOARD. At least annually, the Adviser shall present to the Board for its review the Adviser’s Policies and Procedures. In addition, the Adviser shall notify the Board promptly of material changes to the Adviser’s Policies and Procedures.

B. ANNUAL PRESENTATION OF PROXY VOTING RECORD TO THE BOARD. At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities held by the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, other than the obligation the Adviser incurs as investment adviser to the Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

C. RESOLUTION OF CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the interests of the Adviser, the Fund’s principal underwriter, or an affiliated person of the Fund, the Adviser or a principal underwriter and that of the Fund, the Adviser shall resolve such conflict in the manner described below.

1. Vote in Accordance with a Predetermined Specific Policy. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various types of proposals and the Adviser has little or no discretion to deviate from such policy with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. Notify and Obtain Consent of the Board. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various proposals and the Adviser has discretion to deviate from such policy, or the Adviser’s Policies and Procedures do not include pre-determined policies, the Adviser shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal.

a. Detailed Disclosure to the Board. To enable the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser shall abstain from voting the securities held by the Fund.

b. Use of Independent Third Party. To the extent there is a conflict of interest between the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter and the Fund and the Adviser notifies the Board of such conflict, the Board may vote the proxy in accordance with the recommendation of an independent third party.

V.	REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities held by the Fund may be revoked by the Board, in whole or in part, at any time.

VI.	ANNUAL FILING OF PROXY VOTING RECORD

The Fund shall file an annual report of each proxy voted with respect to portfolio securities held by the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VII.	PROXY VOTING DISCLOSURES

A. The Fund shall include in its registration statement:

1. A description of these Policies and Procedures and of the Adviser’s Policies and Procedures; and

2. A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

B. The Fund shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

2. A statement that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Adviser who are primarily responsible for the day-to-day portfolio management of the Fund as of April 30, 2019:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years
Laurence K. Russian	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.
Guilherme R. Valle	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.
Alain DeCoster	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table shows information regarding accounts (other than the Fund) managed by Mr. Russian, Mr. Valle and Mr. DeCoster as of April 30, 2019:

Team Member	Pooled Investment Vehicles				Other Accounts
	Number (Total)	Market Value Total	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee(1)	Number (Total)	Market Value (Total)	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee (1)
L. Russian	9	$3.64b	8	$3.43b	4	$1.03b	2	$.61b
G. Valle	9	$3.64b	8	$3.43b	4	$1.03b	2	$.61b
A. DeCoster	9	$3.64b	8	$3.43b	4	$1.03b	2	$.61b

(1)	These columns represent the number and market value of Pooled Investment Vehicles and Other Accounts that pay the Adviser a performance-based fee.

Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the team member is responsible, on the other. For example, the management of multiple accounts may result in a team member devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a team member spends on a single portfolio, it does periodically assess whether a team member has adequate time and resources to effectively manage all of the accounts for which he is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for a team member to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

The Adviser has adopted and implemented policies and procedures, including trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

(a)(3) Compensation Structure of Portfolio Manager

The Portfolio Managers are Managing Members and equity owners of the Adviser. Their compensation consists of a fixed salary, bonus compensation and their respective share of the Adviser’s earnings. Each year, a bonus pool is established based on the net income of the Adviser and calculated pursuant to pre-set formula. The bonus pool is then allocated to Adviser personnel by the Managing Members. Participation in the bonus pool is at the discretion of the Managing Members and is based on subjective factors determined by the Managing Members in their sole discretion.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of April 30, 2019:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned(1)
L. Russian	$100,001-$500,000
G. Valle	$100,001-$500,000
A. DeCoster	$10,001-$50,000

(1)	Each Portfolio Manager may be deemed to have an indirect beneficial interest in Shares held in the name of the Adviser through their respective ownership interests in the Adviser. Additionally, Mr. Russian and Mr. Valle have a direct beneficial interest in Shares.

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer (Principal Executive Officer)

Date	July 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer (Principal Executive Officer)

Date	July 2, 2019

By (Signature and Title)*	/s/ David J. Finn
David J. Finn, Treasurer and Principal Financial Officer (Principal Financial Officer)

Date	July 2, 2019

*	Print the name and title of each signing officer under his or her signature.